UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET / CITISM TAX FREE RESERVES
(FORMERLY KNOWN AS CITISM TAX FREE RESERVES)

FORM N-Q
MAY 31, 2009

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $273,560,681

1. Organization and Significant Accounting Policies

Western Asset / CitiSM Tax Free Reserves (formerly known as CitiSM Tax Free Reserves) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investments in the Portfolio at value. The value of such investments in the Portfolio reflects the Fund’s proportionate interest (10.3% at May 31, 2009) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

Effective September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 disclosure is discussed in Note 1(a) of the Portfolio’s Notes to the Schedule of Investments, which are included elsewhere in this report.

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2009

Face

Amount	Security	Value

SHORT-TERM INVESTMENTS — 98.5%

Alabama — 0.6%

$15,000,000	Huntsville, AL, Health Care Authority, TECP, 0.700% due 6/2/09	$15,000,000

Alaska — 0.0%

600,000	Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, 0.130%,

	6/1/09 (a)	600,000

Arizona — 0.8%

4,000,000	Arizona Sports & Tourism Authority Senior Revenue, Multipurpose Stadium,

	LOC-Allied Irish Bank PLC, 1.000%, 6/3/09 (a)	4,000,000

1,325,000	Maricopa County, AZ, IDA, MFH Revenue, Refunding Sonora Vista II

	Apartments, LOC-Wells Fargo Bank N.A., 0.450%, 6/4/09 (a)(b)	1,325,000

2,235,000	Phoenix, AZ, IDA, MFH Revenue, Refunding Sunrise Vista Apartments-A,

	LOC-Wells Fargo Bank N.A., 0.450%, 6/4/09 (a)(b)	2,235,000

7,700,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada,

	0.370%, 6/3/09 (a)	7,700,000

6,800,000	Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-

	Landesbank Hessen-Thuringen, 1.350%, 6/4/09 (a)	6,800,000

	Total Arizona	22,060,000

California — 6.4%

16,900,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Marin Country

	Day School, LOC-U.S. Bank N.A., 0.150%, 6/4/09 (a)	16,900,000

	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital

	Improvement Financing Projects:

2,000,000	LOC-Bank of Nova Scotia, 0.250%, 6/4/09 (a)	2,000,000

2,600,000	LOC-Scotiabank, 0.250%, 6/4/09 (a)	2,600,000

	California Infrastructure & Economic Development Bank Revenue:

4,300,000	California Academy of Sciences, LOC-Allied Irish Bank PLC, 0.200%,

	6/1/09 (a)	4,300,000

3,300,000	Los Angeles County Museum, LOC-Bank of New York, 0.150%, 6/1/09 (a)	3,300,000

2,500,000	San Francisco Ballet, LOC-Allied Irish Bank PLC, 0.200%, 6/1/09 (a)	2,500,000

1,500,000	California MFA Revenue, Gideon Hausner Jewish Day, LOC-U.S. Bank NA,

	0.150%, 6/4/09 (a)	1,500,000

	California State Department of Water Resources, Power Supply Revenue:

9,800,000	LOC-Bank of New York, 0.120%, 6/4/09 (a)	9,800,000

10,800,000	LOC-Dexia Credit Local, 0.750%, 6/4/09 (a)	10,800,000

2,700,000	LOC-Landesbank Hessen-Thuringen, 0.200%, 6/1/09 (a)	2,700,000

	California Statewide CDA, Revenue:

2,600,000	Azusa Pacific University Project, LOC-Allied Irish Bank PLC, 0.670%,

	6/4/09 (a)	2,600,000

7,500,000	Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.,

	0.150%, 6/1/09 (a)	7,500,000

4,000,000	City of Santa Rosa, CA, Wastewater Revenue, LOC-Landesbank Baden-

	Wurttemberg, 1.350%, 6/4/09 (a)	4,000,000

	East Bay, CA, MUD:

20,800,000	Waste Water Systems Revenue, TECP, 0.450% due 7/13/09	20,800,000

	Water Systems Revenue, TECP:

10,000,000	0.350% due 7/6/09	10,000,000

10,000,000	0.650% due 9/10/09	10,000,000

2,100,000	Fremont, CA, COP, Capital Improvement Financing Project, LOC-

	Scotiabank, 0.150%, 6/4/09 (a)	2,100,000

	Los Angeles, CA:

5,300,000	Community RDA, MFH Revenue, Wilshire Station Apartments, LOC-

	Bank of America N.A., 0.370%, 6/1/09 (a)(b)	5,300,000

11,600,000	Department of Water & Power, SPA-Banco Bilboa Vizcaya, 0.100%,

	6/1/09 (a)	11,600,000

See Notes to Schedule of Investments.

2

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

California — 6.4% (continued)

$10,000,000	Metropolitan Water District of Southern California, 0.470% due 6/1/10 (c)	$10,000,000

14,500,000	Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project,

	LOC-Scotiabank, 0.170%, 6/4/09 (a)	14,500,000

65,000	Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit

	Village, LOC-Citibank N.A., 0.130%, 6/3/09 (a)	65,000

	Orange County, CA:

3,500,000	Housing Authority, Apartment Development Revenue, Oasis Martinique

	I, LIQ-FNMA, 0.160%, 6/4/09 (a)	3,500,000

2,550,000	Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank

	N.V., 0.150%, 6/1/09 (a)	2,550,000

8,900,000	Roseville, CA, Electric Systems Revenue, COP, FSA, SPA-Dexia Credit

	Local, 1.000%, 6/4/09 (a)	8,900,000

	Total California	169,815,000

Colorado — 1.7%

	Colorado Health Facilities Authority Revenue:

4,525,000	Exempla Inc., LOC-U.S. Bank N.A., 0.250%, 6/4/09 (a)	4,525,000

5,450,000	Hospital-NCMC Inc. Project, FSA, 0.430%, 6/1/09 (a)	5,450,000

6,000,000	Refunding, Catholic Health, SPA-Landesbank Baden-Wurttemberg,

	0.750%, 6/3/09 (a)	6,000,000

	Colorado HFA:

2,400,000	Multi-Family, Central Park, FNMA, LIQ-FNMA, 0.300%, 6/3/09 (a)	2,400,000

	EDR:

4,400,000	Lehman Communications Corp., LOC-Wells Fargo Bank N.A.,

	0.450%, 6/4/09 (a)(b)	4,400,000

1,225,000	Warneke Paper Box Co. Project, LOC-Wells Fargo Bank N.A.,

	0.450%, 6/4/09 (a)(b)	1,225,000

4,000,000	Revenue, Multi-Family, SPA-FHLB, 0.450%, 6/3/09 (a)(b)	4,000,000

	Colorado Housing & Finance Authority:

5,710,000	Multi-Family, SPA-FHLB, 0.450%, 6/3/09 (a)(b)	5,710,000

4,150,000	Single-Family Mortgage, SPA-FHLB, 0.450%, 6/3/09 (a)(b)	4,150,000

175,000	Colorado Water Resources & Power Development Authority, Clean Water

	Revenue, 5.250% due 9/1/09	177,051

	Denver, CO:

1,100,000	City & County, COP, SPA-JPMorgan Chase, 0.200%, 6/1/09 (a)	1,100,000

1,500,000	Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S.

	Bank N.A., 0.340%, 6/4/09 (a)	1,500,000

3,840,000	Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.,

	0.450%, 6/4/09 (a)(b)	3,840,000

	Total Colorado	44,477,051

Connecticut — 0.2%

1,100,000	Connecticut State, HEFA Revenue, Wesleyan University, SPA-JPMorgan

	Chase, 0.300%, 6/3/09 (a)	1,100,000

3,950,000	Trumbull, CT, GO, BAN, 1.500% due 9/10/09	3,959,915

	Total Connecticut	5,059,915

Delaware — 0.4%

4,900,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center

	Project, LOC-PNC Bank, 0.340%, 6/4/09 (a)	4,900,000

5,800,000	University of Delaware Revenue, SPA-Bank of America, 0.280%, 6/1/09 (a)	5,800,000

	Total Delaware	10,700,000

District of Columbia — 3.6%

3,860,000	District of Columbia Housing Finance Agency, MFH Revenue, Pentacle

	Apartments Project, FHLMC, LOC-FHLMC, 0.360%, 6/4/09 (a)	3,860,000

	District of Columbia, Revenue:

See Notes to Schedule of Investments.

3

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

District of Columbia — 3.6% (continued)

$255,000	American Psychological Association, LOC-Bank of America, 0.370%,

	6/4/09 (a)	$255,000

15,500,000	The Pew Charitable Trusts, LOC-PNC Bank N.A., 0.320%, 6/4/09 (a)	15,500,000

	Metropolitan Washington Airports Authority:

33,000,000	FSA, SPA-Dexia Credit Local, 1.200%, 6/3/09 (a)(b)	33,000,000

	TECP:

15,000,000	LOC-Bank of America, 0.750% due 6/15/09	15,000,000

8,000,000	LOC-Bank of America, 0.550% due 6/18/09	8,000,000

	Washington, D.C., Metro Area Transit Authority, TECP:

5,000,000	LOC-Wachovia Bank, 0.350% due 6/2/09	5,000,000

15,000,000	LOC-Wachovia Bank, 0.400% due 6/8/09	15,000,000

	Total District of Columbia	95,615,000

Florida — 7.7%

6,000,000	Broward County, FL, Port Facilities Revenue, Everglades, LOC-Bank of

	Nova Scotia, 0.450%, 6/4/09 (a)(b)	6,000,000

20,000,000	Citizens Property Insurance Corp. of Florida, Senior Secured High Risk

	Notes, FSA, 4.500% due 6/1/09	20,000,000

2,000,000	Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Mariners

	Cay Apartments, FNMA, LIQ-FNMA, 0.350%, 6/4/09 (a)	2,000,000

3,945,000	Florida State Board of Education, Public Education, 5.000% due 6/1/09	3,945,000

5,000,000	Florida State Municipal Power Agency Revenue, All Requirements Supply,

	LOC-Bank of America N.A., 0.260%, 6/1/09 (a)	5,000,000

7,600,000	Gainesville, FL, Utilities System Revenue, SPA-Bank of New York, 0.290%,

	6/3/09 (a)	7,600,000

10,500,000	Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-

	Wachovia Bank N.A., 0.280%, 6/1/09 (a)	10,500,000

	Jacksonville, FL:

38,500,000	Commercial Paper Notes, TECP, LOC-Landesbank Baden-Wuttemberg,

	0.600% due 7/28/09	38,500,000

17,500,000	Electric Authority, TECP, LOC-Landesbank Hessen-Thuringen, 0.450%

	due 8/24/09	17,500,000

	Health Facilities Authority:

	Hospital Revenue, Baptist Medical Center, LOC-Bank of America

	N.A.:

2,800,000	0.280%, 6/1/09 (a)	2,800,000

1,300,000	0.260%, 6/1/09 (a)	1,300,000

9,200,000	LOC-Bank of America, 0.280%, 6/1/09 (a)	9,200,000

	JEA District, FL:

38,100,000	Electric System Revenue, SPA-Wachovia Bank N.A., 0.280%, 6/1/09 (a)	38,100,000

200,000	St. Johns River Power System Revenue, NATL, 5.000% due 10/1/09	202,756

6,700,000	Orange County, FL, Health Facilities Authority Revenue, Presbyterian

	Retirement Communities Inc., LOC-Branch Banking & Trust, 0.220%,

	6/4/09 (a)	6,700,000

315,000	Orlando, FL, Utilities Commission, Utility System Revenue, 5.250% due

	7/1/09	316,177

	Palm Beach County, FL:

3,070,000	Revenue, St. Andrews School, LOC-Bank of America N.A., 0.350%,

	6/4/09 (a)	3,070,000

13,200,000	School District, TECP, LOC-Bank of America, 0.400% due 6/10/09	13,200,000

8,500,000	Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial

	Hospital, LOC-Northern Trust Co., 0.230%, 6/1/09 (a)	8,500,000

9,600,000	Seminole County, FL, IDA Revenue, Harvest Time International Inc. Project,

	LOC-Fifth Third Bank, 2.050%, 6/5/09 (a)	9,600,000

	Total Florida	204,033,933

See Notes to Schedule of Investments.

4

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Georgia — 1.9%

$2,835,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,

	LOC-Wells Fargo Bank N.A., 0.490%, 6/4/09 (a)(b)	$2,835,000

5,000,000	Fulton County, GA, Development Authority Revenue, Georgia Tech Athletic

	Association Project, LOC-Northern Trust Co., 1.250% due 12/2/09 (c)	5,000,000

25,300,000	Gainesville & Hall County, GA, Development Authority Revenue, Senior

	Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of

	America N.A., SPA-LaSalle Bank N.A., 0.350%, 6/1/09 (a)	25,300,000

235,000	Georgia State, GO, 3.000% due 7/1/09	235,222

3,465,000	Gwinnett County, GA, Development Authority, COP, Public Schools Project,

	NATL, 5.000% due 1/1/10	3,546,670

	Private Colleges & Universities Authority, GA, Revenue, Emory University:

1,550,000	0.160%, 6/4/09 (a)	1,550,000

150,000	4.500% due 9/1/09	151,455

10,800,000	Putnam County, GA, Development Authority PCR, Georgia Power Co.,

	2.100% due 7/14/09 (c)	10,800,000

	Total Georgia	49,418,347

Hawaii — 0.0%

250,000	Hawaii State Highway Revenue, 4.000% due 1/1/10	254,443

Illinois — 4.8%

2,050,000	Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings

	Bank, 0.790%, 6/4/09 (a)(b)	2,050,000

	Chicago, IL:

10,950,000	GO, SPA-JPMorgan Chase, 0.150%, 6/1/09 (a)	10,950,000

6,168,000	O’ Hare Airport, TECP, LOC-Fortis Bank, Dexia Credit Local, Societe

	Generale, State Street Bank, 1.500% due 6/10/09	6,168,000

2,510,000	Renaissance Center LP, LOC-Harris Trust and Savings Bank, 0.790%,

	6/4/09 (a)(b)	2,510,000

17,000,000	Water Revenue, SPA-JPMorgan Chase, 0.300%, 6/1/09 (a)	17,000,000

7,780,000	Illinois Development Finance Authority Revenue, Evanston Northwestern

	Healthcare, SPA-JPMorgan Chase, 0.250%, 6/1/09 (a)	7,780,000

2,730,000	Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc.

	Project, LOC-LaSalle Bank N.A., 0.600%, 6/4/09 (a)(b)	2,730,000

1,220,000	Illinois Finance Authority, IDR, Transparent Container Project, LOC-Bank

	One N.A., 4.000%, 6/4/09 (a)(b)	1,220,000

	Illinois Finance Authority Revenue:

28,335,000	Central Dupage, LIQ-JPMorgan Chase, 0.250%, 6/1/09 (a)	28,335,000

6,000,000	Illinois College, LOC-U.S. Bank, 0.340%, 6/4/09 (a)	6,000,000

10,000,000	Loyola Academy, LOC-JPMorgan Chase, 0.430%, 6/3/09 (a)	10,000,000

3,900,000	Murphy Machine Products Inc, LOC-Bank of America N.A., 0.500%,

	6/4/09 (a)(b)	3,900,000

4,200,000	University of Chicago Medical Center, LOC-Bank of Montreal, 0.250%,

	6/1/09 (a)	4,200,000

3,250,000	Lake County, IL, MFH Revenue, Whispering Oaks Apartments Project,

	FHLMC, LOC-FHLMC, 0.350%, 6/4/09 (a)	3,250,000

1,800,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum &

	Education, LOC-LaSalle Bank N.A., 0.400%, 6/4/09 (a)	1,800,000

5,500,000	Peoria County, IL, Community Unit School District No. 323, GO, Dunlap

	Community, FSA, SPA-JPMorgan Chase, 1.650%, 6/3/09 (a)	5,500,000

6,000,000	Quincy, IL, Revenue, Blessing Hospital, LOC-JPMorgan Chase, 0.160%,

	6/1/09 (a)	6,000,000

6,700,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan

	Chase, 0.300%, 6/1/09 (a)	6,700,000

1,250,000	Warren County, IL, Monmouth College Project, LOC-Allied Irish Bank PLC,

	1.250%, 6/4/09 (a)	1,250,000

	Total Illinois	127,343,000

See Notes to Schedule of Investments.

5

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Indiana — 1.1%

	Indiana Finance Authority Hospital Revenue:

$9,735,000	Clarian Health Partners Inc., LOC-Branch Banking & Trust, 0.340%,

	6/3/09 (a)	$9,735,000

4,420,000	Floyd Memorial Hospital & Health Services, LOC-Branch Banking &

	Trust, 0.250%, 6/1/09 (a)	4,420,000

	Indiana Health Facilities Financing Authority, Hospital Revenue:

375,000	Community Hospitals Project of Indiana Inc., LOC-Bank of America

	N.A., 0.350%, 6/4/09 (a)	375,000

11,765,000	Deaconess Hospital Obligation, LOC-Fifth Third Bank, 2.050%, 6/5/09 (a)	11,765,000

3,775,000	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank

	N.A., 0.450%, 6/4/09 (a)(b)	3,775,000

	Total Indiana	30,070,000

Iowa — 1.2%

	Iowa Finance Authority:

	Health Facilities Revenue:

13,800,000	Iowa Health Systems, LIQ-Landesbank Baden-Wuerttemburg,

	3.000%, 6/3/09 (a)	13,800,000
4,000,000	Iowa Health System, LOC-Wells Fargo Bank N.A., 0.230%, 6/1/09 (a)	4,000,000

	IDR:

3,600,000	Embria Health Sciences Project, LOC-Wells Fargo Bank, 0.490%,

	6/4/09 (a)(b)	3,600,000

1,900,000	PowerFilm Inc. Project, LOC-Bank of America N.A., 0.600%, 6/4/09 (a)(b)	1,900,000

2,800,000	Single-Family Revenue, GNMA, FNMA, SPA-FHLB, 0.410%, 6/4/09 (a)(b)	2,800,000

	Iowa Higher Education Loan Authority Revenue:

5,535,000	Private College Facility, Loras, LOC-LaSalle Bank N.A., 0.250%, 6/1/09 (a)	5,535,000

400,000	Private College, University of Dubuque, LOC-Northern Trust Co.,

	0.250%, 6/1/09 (a)	400,000

	Total Iowa	32,035,000

Kansas — 0.1%

1,185,000	Kansas State Development Finance Authority Lease Revenue, Kansas

	Department Administration, SPA-Wachovia Bank N.A., 0.250%, 6/1/09 (a)	1,185,000

Kentucky — 1.0%

	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of

	Counties Leasing Trust, LOC-U.S. Bank N.A.:

6,985,000	0.300%, 6/3/09 (a)	6,985,000

2,015,000	0.300%, 6/3/09 (a)	2,015,000

9,539,000	Henderson County, KY, Hospital Facilities Revenue, Community United

	Methodist Hospital Inc., LOC-Fifth Third Bank, 2.050%, 6/5/09 (a)	9,539,000

5,000,000	Kentucky Economic Development Finance Authority, Hospital Facilities

	Revenue, Baptist Healthcare System Inc., LOC-JPMorgan Chase, 0.200%,

	6/1/09 (a)	5,000,000

2,800,000	Kentucky Housing Corp., Housing Revenue, SPA-Kentucky Housing Corp.,

	0.350%, 6/3/09 (a)(b)	2,800,000

	Total Kentucky	26,339,000

Louisiana — 0.6%

14,200,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Go

	to the Show Project, LOC-ABN AMRO Bank, 0.300%, 6/3/09 (a)	14,200,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Louisiana— 0.6% (continued)

$2,100,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue, LOC-

	JPMorgan Chase, 0.320%, 6/3/09 (a)	$2,100,000

	Total Louisiana	16,300,000

Maine — 0.1%

2,000,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank, 0.400%, 6/4/09 (a)	2,000,000

Maryland — 4.4%

1,100,000	Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of

	America, 0.600%, 6/4/09 (a)(b)	1,100,000

3,125,000	Howard County, MD, Revenue, Refunding Glenelg Country School, LOC-

	PNC Bank N.A., 0.340%, 6/5/09 (a)	3,125,000

	John Hopkins University Revenue, TECP:

10,000,000	0.350% due 10/8/09	10,000,000

12,000,000	0.400% due 11/16/09	12,000,000

6,500,000	Maryland Industrial Development Financing Authority, EDR, Paul Reed

	Smith Guitars, LOC-PNC Bank N.A., 0.590%, 6/5/09 (a)(b)	6,500,000

	Maryland State Economic Development Corp.:

1,100,000	EDR, U.S. Pharmacopeial Convention Inc., LOC-Bank of America N.A.,

	0.260%, 6/1/09 (a)	1,100,000

6,500,000	Revenue, Santa Barbara Court LLC Project, LOC-PNC Bank N.A.,

	0.590%, 6/5/09 (a)(b)	6,500,000

	Maryland State Health & Higher EFA Revenue:

5,100,000	Archdiocese Baltimore Schools, LOC-PNC Bank N.A., 0.340%, 6/5/09 (a)	5,100,000

6,000,000	Frederick Memorial Hospital, LOC-Branch Banking & Trust, 0.340%,

	6/3/09 (a)	6,000,000

3,775,000	Woodmont Academy, LOC-Allied Irish Bank PLC, 0.800%, 6/4/09 (a)	3,775,000

	Maryland State Stadium Authority Sports Facilities Lease:

30,100,000	LIQ-Bank of America, 1.500%, 6/3/09 (a)(b)	30,100,000

9,235,000	Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local,

	0.850%, 6/4/09 (a)	9,235,000

5,500,000	Maryland State, GO, 5.000% due 2/1/10	5,664,060

13,440,000	Montgomery County, MD, Housing Opportunities Commission, Multi-Family

	Revenue, Housing Development, GNMA/FNMA/FHLMC, FHA, SPA-

	PNC Bank N.A., 0.540%, 6/4/09 (a)(b)	13,440,000

3,200,000	Washington County, MD, EDR, St. James School Project, LOC-PNC Bank

	NA, 0.340%, 6/4/09 (a)	3,200,000

	Total Maryland	116,839,060

Massachusetts — 3.9%

10,000,000	Malden, MA, GO, BAN, 1.750% due 4/30/10	10,104,279

17,100,000	Massachusetts Bay Transportation Authority, TECP, LOC-Fortis Bank

	SA/NV, 1.350% due 7/23/09	17,100,000

	Massachusetts State DFA Revenue:

3,075,000	Boston University, LOC-Allied Irish Bank PLC, 0.250%, 6/1/09 (a)	3,075,000

1,700,000	Judge Rotenburg Educational Center, LOC-Fleet National Bank, 0.300%,

	6/3/09 (a)	1,700,000

7,525,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 0.340%, 6/4/09 (a)	7,525,000

4,895,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 0.440%, 6/4/09 (a)	4,895,000

1,800,000	Smith College, 0.150%, 6/4/09 (a)	1,800,000

	Massachusetts State HEFA Revenue:

2,775,000	Capital Asset Program, LOC-Bank of America, 0.350%, 6/4/09 (a)	2,775,000

3,430,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 0.290%, 6/3/09 (a)	3,430,000

8,700,000	Museum of Fine Arts, SPA-Bank of America N.A., 0.150%, 6/1/09 (a)	8,700,000

2,600,000	Partners Healthcare Systems, 0.150%, 6/1/09 (a)	2,600,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Massachusetts — 3.9% (continued)

$3,900,000	Refunding, Wellesley College, 0.150%, 6/1/09 (a)	$3,900,000

11,025,000	Suffolk University, LOC-JPMorgan Chase, 0.340%, 6/4/09 (a)	11,025,000

6,800,000	Suffolk University, LOC-TD Bank N.A., 0.320%, 6/4/09 (a)	6,800,000

1,700,000	Williams College, 0.220%, 6/3/09 (a)	1,700,000

1,000,000	Massachusetts State HFA, Housing Revenue, FSA, SPA-Dexia Credit Local, 2.000%, 6/3/09 (a)(b)	1,000,000

	Massachusetts State:

	DFA, Revenue:

2,450,000	Boston University, LOC-Bank of America N.A., 0.200%, 6/1/09 (a)	2,450,000

2,660,000	Brooksby Village Inc. Project, LOC-LaSalle Bank, 0.270%, 6/4/09 (a)	2,660,000

	GO:

2,000,000	Consolidated Loan, SPA-Dexia Credit Local, 0.530%, 6/1/09 (a)	2,000,000

900,000	Refunding, SPA-Landesbank Hessen-Thuringen, 0.400%, 6/4/09 (a)	900,000

8,050,000	Worcester, MA, GO, BAN, 3.000% due 11/6/09	8,071,653

	Total Massachusetts	104,210,932

Michigan — 1.7%

5,300,000	Detroit, MI, Sewer Disposal Revenue, FSA, LIQ-Dexia Credit Local, 4.000%, 6/4/09 (a)	5,300,000

5,000,000	Michigan Higher EFA, Refunding, Limited Obligation Calvin, LOC- JPMorgan Chase, 0.390%, 6/5/09 (a)	5,000,000

200,000	Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, 5.000% due 10/1/09	202,911

5,500,000	Oakland University Revenue, MI, LOC-Allied Irish Bank PLC, 0.800%, 6/3/09 (a)	5,500,000

19,895,000	Regents of University of Michigan, TECP, 0.400% due 6/23/09	19,895,000

8,300,000	University of Michigan Revenue, Refunding, Hospital, 0.280%, 6/1/09 (a)	8,300,000

	Total Michigan	44,197,911

Minnesota — 2.5%

1,715,000	Mendota Heights, MN, Purchase Revenue, St. Thomas Academy Project, LOC-Allied Irish Banks PLC, 0.750%, 6/4/09 (a)	1,715,000

4,000,000	Minneapolis, MN, GO, 5.000% due 12/1/09	4,091,756

8,825,000	Minnesota Agricultural & Economic Development Board Revenue, Health Care Facilities, SPA-Wells Fargo Bank N.A., 0.200%, 6/1/09 (a)	8,825,000

	Minnesota State Housing Finance Agency:

6,900,000	Residential Housing Finance, SPA-Lloyds TSB Bank PLC, 0.420%, 6/4/09 (a)(b)	6,900,000

	Residential Housing:

5,060,000	SPA-Lloyds TSB Bank, 0.420%, 6/4/09 (a)(b)	5,060,000

12,500,000	SPA-Lloyds TSB Bank PLC, 0.420%, 6/4/09 (a)(b)	12,500,000

22,430,000	SPA-State Street Bank & Trust Co., 0.420%, 6/4/09 (a)(b)	22,430,000

5,000,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems Project, SPA-Royal Bank of Canada, 0.350%, 6/4/09 (a)	5,000,000

	Total Minnesota	66,521,756

Mississippi — 0.8%

5,000,000	Mississippi Business Finance Corp., Chrome Deposit Corp. Project, LOC- PNC Bank N.A., 0.340%, 6/4/09 (a)	5,000,000

12,800,000	Mississippi Development Bank, Special Obligation, Harrison, FSA, SPA- Dexia Credit Local, 1.000%, 6/4/09 (a)	12,800,000

4,375,000	Mississippi Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center, SPA-KBC Bank N.V., 0.300%, 6/1/09 (a)	4,375,000

	Total Mississippi	22,175,000

Missouri — 1.8%

	Missouri State HEFA, Revenue:

See Notes to Schedule of Investments.

8

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Missouri — 1.8% (continued)

$10,325,000	Washington University, SPA-Dexia Credit Local, 0.300%, 6/1/09 (a)	$10,325,000

8,960,000	BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase, 0.250%, 6/1/09 (a)	8,960,000

5,800,000	St. Francis Medical Center, LOC-Bank of America N.A., 0.250%, 6/1/09 (a)	5,800,000

3,300,000	Washington University, SPA-JPMorgan Chase, 0.200%, 6/1/09 (a)	3,300,000

	Missouri State, HEFA:

5,000,000	Health Facilities Revenue, SSM Health Care, FSA, SPA-UBS AG, 0.550%, 6/1/09 (a)	5,000,000

7,000,000	TECP, LOC-Bank of Nova Scotia, 0.600% due 7/1/09	7,000,000

2,110,000	Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A., 0.690%, 6/4/09 (a)(b)	2,110,000

6,200,000	Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A., 0.600%, 6/4/09 (a)(b)	6,200,000

	Total Missouri	48,695,000

Nebraska — 2.7%

6,710,000	Nebraska Investment Finance Authority, Single-Family Housing Revenue, SPA-FHLB, 0.500%, 6/3/09 (a)(b)	6,710,000

21,700,000	Nebraska Public Power District, TECP, LOC-Bank of Nova Scotia, 0.620% due 8/11/09	21,700,000

42,500,000	Omaha, NE, Public Power District, TECP, LOC-JPMorgan Chase, 0.620% due 8/11/09	42,500,000

	Total Nebraska	70,910,000

Nevada — 3.6%

16,535,000	Clark County School District, FSA, SPA-State Street Bank & Trust Co., 0.250%, 6/1/09 (a)	16,535,000

	Clark County, NV, Airport Revenue, FSA, SPA-Dexia Credit Local:

30,000,000	1.700%, 6/3/09 (a)(b)	30,000,000

31,000,000	1.950%, 6/3/09 (a)(b)	31,000,000

3,300,000	Las Vegas, NV, GO, LOC-Lloyds TSB Bank PLC, 0.140%, 6/1/09 (a)	3,300,000

4,500,000	Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York, 0.250%, 6/1/09 (a)	4,500,000

	Truckee Meadows, NV, Water Authority, TECP:

7,000,000	LOC-Lloyds TSB Bank, 0.400% due 8/13/09	7,000,000

2,343,000	LOC-Lloyds TSB Bank, 0.500% due 8/13/09	2,343,000

	Total Nevada	94,678,000

New Hampshire — 0.2%

6,270,000	New Hampshire Higher Educational & Health Facilities Authority Revenue, St. Paul’s School, SPA-Bank of America N.A., 0.340%, 6/4/09 (a)	6,270,000

New Jersey — 0.7%

355,000	New Jersey Health Care Facilities Financing Authority Revenue, LOC-Bank of America N.A., 0.280%, 6/4/09 (a)	355,000

3,500,000	New Jersey State Turnpike Authority Revenue, FSA, SPA-Dexia Credit Local, 1.500%, 6/3/09 (a)	3,500,000

3,280,000	Park Ridge, NJ, GO, BAN, 2.250% due 2/5/10	3,286,574

11,515,000	South Orange Village Township, NJ, GO, BAN, 2.000% due 2/2/10	11,553,210

	Total New Jersey	18,694,784

New Mexico — 0.1%

3,200,000	Alamogordo, NM, Hospital Revenue, Refunding & Improvement, Gerald Regional, LOC-Bank of America N.A., 0.350%, 6/4/09 (a)	3,200,000

New York — 6.5%

	Long Island Power Authority, NY, Electric System Revenue, FSA, SPA-Dexia Credit Local:

See Notes to Schedule of Investments.

9

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

New York — 6.5% (continued)

$1,000,000	3.200%, 6/3/09 (a)	$1,000,000

3,300,000	2.000%, 6/1/09 (a)	3,300,000

700,000	Long Island Power Authority, NY, Subordinated, LOC-JPMorgan Chase,

	Landesbank Baden-Wurttemberg, 0.300%, 6/3/09 (a)	700,000

3,000,000	Nassau County, NY, IDA Civic Facility Revenue, Cold Spring Harbour

	Laboratory, SPA-JPMorgan Chase, 0.200%, 6/1/09 (a)	3,000,000

	New York City, NY:

	GO:

28,600,000	LOC-Allied Irish Bank PLC, 0.250%, 6/1/09 (a)	28,600,000

23,200,000	LOC-Morgan Guaranty Trust, 0.250%, 6/1/09 (a)	23,200,000

2,000,000	LOC-Royal Bank of Scotland, 0.330%, 6/4/09 (a)	2,000,000

200,000	LOC-U.S. Bank N.A., 0.150%, 6/1/09 (a)	200,000

7,100,000	SPA-Landesbank Hessen-Thuringen, 0.250%, 6/1/09 (a)	7,100,000

	Subordinated:

7,300,000	FSA, SPA-Dexia Credit Local, 0.250%, 6/1/09 (a)	7,300,000

1,400,000	LOC-Bank of Nova Scotia, 0.200%, 6/3/09 (a)	1,400,000

1,200,000	LOC-BNP Paribas, 0.170%, 6/3/09 (a)	1,200,000

10,700,000	NATL, SPA-Wachovia Bank N.A., 0.220%, 6/1/09 (a)	10,700,000

2,600,000	HDC, Multi-Family Mortgage Revenue, Granville Payne Apartments,

	LOC-Citibank N.A., 0.350%, 6/3/09 (a)(b)	2,600,000

21,150,000	IDA, 1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A.,

	GIC-Bayerische Landesbank, 0.280%, 6/1/09 (a)	21,150,000

18,600,000	MFA Water & Sewer System Revenue, Second General Resolution,

	Fiscal 2008, SPA-Fortis Bank SA, 0.230%, 6/1/09 (a)	18,600,000

	Municipal Water Finance Authority, Water & Sewer System Revenue:

5,600,000	SPA-Landesbank Hessen-Thuringen, 0.450%, 6/1/09 (a)	5,600,000

2,000,000	SPA-Lloyds TSB Bank PLC, 0.250%, 6/1/09 (a)	2,000,000

10,000,000	Municipal Water, TECP, 0.500% due 6/8/09	10,000,000

6,100,000	NATL, SPA-Bank of Nova Scotia, 0.220%, 6/1/09 (a)	6,100,000

	TFA:

300,000	Future Tax Secured, C5, Toronto, Dominion Bank, 0.220%, 6/1/09 (a)	300,000

5,700,000	New York City Recovery Project Revenue, Subordinated, LIQ-Dexia

	Credit Local, 0.250%, 6/1/09 (a)	5,700,000

1,900,000	New York State Dormitory Authority Revenue, Catholic Health System

	Obligation, LOC-HSBC Bank USA, 0.270%, 6/4/09 (a)	1,900,000

150,000	New York State Environmental Facilities Corp., State Clean Water &

	Drinking Water, Revolving Funds, NYC Municipal Project, 4.000% due

	6/15/09	150,199

	New York State Housing Finance Agency, Revenue:

1,320,000	Ocean Park Apartments Housing, LIQ-FNMA, 0.450%, 6/3/09 (a)(b)	1,320,000

3,300,000	Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen,

	0.250%, 6/3/09 (a)	3,300,000

	New York, NY:

1,700,000	GO, FSA-Insured, 0.280%, 6/1/09 (a)	1,700,000

2,200,000	HDC, Mortgage Revenue, The Crest, LOC-Landesbank Hessen-

	Thuringen, 0.400%, 6/3/09 (a)	2,200,000

	Total New York	172,320,199

North Carolina — 2.8%

100,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System

	Revenue, Carolinas College of Health Sciences, FSA, LIQ-Dexia Credit

	Local, 3.250%, 6/4/09 (a)	100,000

7,445,000	City of Charlotte, NC, TECP, LOC-Wachovia Bank, 0.500% due 6/23/09	7,445,000

7,290,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing

	Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-Fifth

	Third Bank, 2.600%, 6/5/09 (a)(b)	7,290,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

North Carolina — 2.8% (continued)

	Mecklenburg County, NC:

	COP:

$1,700,000	SPA-Depfa Bank PLC, 0.250%, 6/4/09 (a)	$1,700,000

12,845,000	SPA-Landesbank Hessen-Thuringen, 0.280%, 6/1/09 (a)	12,845,000

13,325,000	GO, 2.000% due 11/5/09 (c)	13,381,524

6,750,000	New Hanover County, NC, GO, SPA-Wachovia Bank, 0.540%, 6/4/09 (a)	6,750,000

	North Carolina Capital Facilities Finance Agency:

3,000,000	Lees-McRae College, LOC-Branch Banking & Trust Corp., 0.500%,

	6/4/09 (a)	3,000,000

3,765,000	Educational Facilities Revenue, Guilford College Project, LOC-Branch

	Banking & Trust, 0.270%, 6/4/09 (a)	3,765,000

3,915,000	North Carolina Medical Care Commission, Health Care Facilities Revenue,

	Carol Woods Project, Radian, LOC-Branch Banking & Trust, 0.280%,

	6/1/09 (a)	3,915,000

12,405,000	North Carolina Medical Care Community, Health Care Facilities Revenue,

	Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A., 0.280%,

	6/1/09 (a)	12,405,000

	Total North Carolina	72,596,524

Ohio — 3.3%

13,300,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare, LOC-UBS AG,

	0.420%, 6/3/09 (a)	13,300,000

9,000,000	Montgomery County, OH, Revenue Bonds, TECP, FSA, SPA-Dexia Credit

	Local, 2.500% due 6/2/09	9,000,000

	Ohio State Higher Educational Facilities Revenue:

14,595,000	College of Mount St. Joseph Project, LOC-Fifth Third Bank, 2.500%,

	6/4/09 (a)	14,595,000

5,330,000	Ohio Dominican University Project, LOC-JPMorgan Chase, 0.340%,

	6/4/09 (a)	5,330,000

3,820,000	Pooled Financing Program, LOC-Fifth Third Bank, 2.500%, 6/4/09 (a)	3,820,000

5,790,000	Ohio State Higher Educational Facility Commission Revenue, Pooled

	Financing Program, LOC-Fifth Third Bank, 2.500%, 6/4/09 (a)	5,790,000

1,600,000	Ohio State University, General Receipts, 0.180%, 6/3/09 (a)	1,600,000

8,100,000	Ohio State Water Development Authority, Pollution Control Facilities

	Revenue, Refunding, Firstenergy Project, LOC-Barclays Bank PLC,

	0.300%, 6/3/09 (a)	8,100,000

1,000,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,

	Firstenergy Nuclear Project, LOC-Wachovia Bank, 0.280%, 6/1/09 (a)	1,000,000

	Ohio State, GO:

750,000	Common Schools, 0.270%, 6/3/09 (a)	750,000

400,000	Refunding and Improvement Infrastructure, 0.230%, 6/3/09 (a)	400,000

2,000,000	South Euclid, OH, GO, BAN, 2.500% due 1/25/10	2,019,367

	Summit County, OH:

11,750,000	Port Authority Facilities Revenue, Summa Wellness Institute, LOC-Fifth

	Third Bank, 3.250%, 6/3/09 (a)	11,750,000

4,700,000	Revenue, Goodwill Indstries of Akron Inc., LOC-Fifth Third Bank,

	2.150%, 6/3/09 (a)	4,700,000

3,607,000	Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc.,

	FSA, SPA-Bank One N.A., 3.200%, 6/5/09 (a)	3,607,000

	Total Ohio	85,761,367

Oklahoma — 0.1%

1,200,000	Oklahoma Development Finance Authority Revenue, Integris Baptist Medical

	Center Inc., SPA-JPMorgan Chase, 0.350%, 6/1/09 (a)	1,200,000

Oregon — 1.8%

	Clackamas County, OR, Hospital Facility Authority, TECP:

10,000,000	0.650% due 6/15/09	10,000,000

20,000,000	0.400% due 7/22/09	20,000,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Oregon — 1.8% (continued)

$1,620,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project,

	LOC-KBC Bank N.V., 0.300%, 6/1/09 (a)	$1,620,000

1,300,000	Oregon State, Veterans Welfare, SPA-Dexia Credit Local, 0.300%, 6/1/09 (a)(b)	1,300,000

3,000,000	Oregon State Facilities Authority Revenue, Peacehealth, LOC-Wells Fargo

	Bank N.A., 0.200%, 6/4/09 (a)	3,000,000

1,000,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.300%, 6/1/09 (a)	1,000,000

5,000,000	Port of Portland, OR, Special Obligation Revenue, Refunding, Portland Bulk

	Terminal, LOC-Canadian Imperial Bank, 0.300%, 6/4/09 (a)(b)	5,000,000

4,755,000	Washington County, OR, Housing Authority Revenue, Refunding-Bethany

	Meadows II Project, LOC-U.S. Bank N.A., 0.470%, 6/4/09 (a)(b)	4,755,000

	Total Oregon	46,675,000

Pennsylvania — 6.3%

	Allegheny County, PA:

10,000,000	Higher Education Building Authority, University Revenue, Carnegie

	Mellon University, SPA-Bank of New York, 0.150%, 6/1/09 (a)	10,000,000

7,000,000	IDA, Health Care Revenue, Vincentian Collaborative, LOC-PNC Bank

	N.A., 2.100%, 6/1/09 (a)(d)	7,000,000

6,505,000	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury

	Obligated Group, LOC-KBC Bank N.V., 0.320%, 6/4/09 (a)	6,505,000

1,500,000	Delaware County, PA, Authority Revenue, Elwyn Inc. Project, LOC-

	Wachovia Bank N.A., 0.280%, 6/1/09 (a)	1,500,000

4,700,000	Doylestown, PA, Hospital Authority, Hospital Revenue, LOC-PNC Bank,

	0.300%, 6/4/09 (a)	4,700,000

13,200,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System,

	SPA-PNC Bank N.A., 0.200%, 6/1/09 (a)	13,200,000

2,700,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada,

	0.900%, 6/4/09 (a)	2,700,000

12,100,000	Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project,

	LOC-Wachovia Bank N.A., 0.280%, 6/1/09 (a)	12,100,000

3,300,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC

	Bank N.A., 0.340%, 6/4/09 (a)	3,300,000

	Luzerne County, PA:

9,495,000	GO, Notes, FSA, SPA-JPMorgan Chase, 1.250%, 6/4/09 (a)	9,495,000

8,000,000	IDA, Lease Revenue, GTD, LOC-PNC Bank N.A., 0.340%, 6/4/09 (a)	8,000,000

1,805,000	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of

	Canada, 1.100%, 6/4/09 (a)	1,805,000

7,545,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,

	1.100%, 6/4/09 (a)	7,545,000

	Montgomery County, PA, IDA Revenue:

1,875,000	Lasalle College High School, LOC-PNC Bank N.A., 0.340%, 6/4/09 (a)	1,875,000

6,000,000	Lasalle College, LOC-PNC Bank N.A., 0.340%, 6/4/09 (a)	6,000,000

2,570,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-

	PNC Bank, 0.340%, 6/4/09 (a)	2,570,000

	Pennsylvania Economic Development Financing Authority Revenue:

1,875,000	LOC-PNC Bank N.A., 0.590%, 6/4/09 (a)(b)	1,875,000

5,000,000	York Water Co. Project, LOC-PNC Bank N.A., 0.540%, 6/4/09 (a)(b)	5,000,000

745,000	Pennsylvania Housing Finance Agency, SPA-Dexia Credit Local, 1.150%,

	6/3/09 (a)(b)	745,000

10,000,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue,

	Philadelphia Funding Program, FSA, SPA-JPMorgan Chase, 0.700%,

	6/4/09 (a)	10,000,000

	Pennsylvania State, GO:

100,000	4.750% due 9/1/09	101,040

3,000,000	5.250% due 1/1/10	3,083,706

	Philadelphia, PA:

See Notes to Schedule of Investments.

12

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Pennsylvania — 6.3% (continued)

$2,400,000	Authority for IDR, Newcourtland Elder Services Project, LOC-PNC

	Bank N.A., 0.170%, 6/1/09 (a)	$2,400,000

6,100,000	Authority for Industrial Development, Springside School, LOC-PNC

	Bank, 0.340%, 6/4/09 (a)	6,100,000

7,000,000	School District, GO, LOC-Commerce Bank N.A., 0.250%, 6/4/09 (a)	7,000,000

4,620,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,

	SPA-PNC Bank, 1.000%, 6/4/09 (a)	4,620,000

760,000	Pittsburgh, PA, Water & Sewer Authority System Revenue, First Lien, FSA,

	SPA-JPMorgan Chase, 0.700%, 6/4/09 (a)	760,000

900,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 0.230%,

	6/3/09 (a)	900,000

2,885,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA,

	SPA-PNC Bank, 1.000%, 6/4/09 (a)	2,885,000

8,750,000	University of Pittsburgh, PA, Commonwealth System of Higher Education,

	TECP, 0.470% due 8/4/09	8,750,000

8,775,000	Washington County Hospital Authority, PA, Hospital Washington Hospital

	Project, LOC-PNC Bank, 2.100% due 7/1/09 (c)	8,775,000

5,735,000	Westmoreland County, PA, IDA Revenue, Health System, Excela Project,

	LOC-Wachovia Bank N.A., 0.340%, 6/4/09 (a)	5,735,000

	Total Pennsylvania	167,024,746

Puerto Rico — 0.5%

	Commonwealth of Puerto Rico:

	GO, Refunding, Public Improvements:

3,600,000	FSA, LOC-Wachovia Bank N.A., 0.180%, 6/1/09 (a)	3,600,000

300,000	FSA, SPA-Dexia Credit Local, 0.180%, 6/1/09 (a)	300,000

10,000,000	TRAN, LOC-Bank of Nova Scotia, 3.000% due 7/30/09	10,021,679

	Total Puerto Rico	13,921,679

South Carolina — 0.6%

15,520,000	Charleston County, SC, School District, GO, BAN, 1.150% due 11/12/09	15,570,349

1,200,000	South Carolina Jobs-EDA, Hospice Laurens County Inc., LOC-SunTrust

	Bank, 2.750%, 6/3/09 (a)	1,200,000

	Total South Carolina	16,770,349

South Dakota — 2.1%

	South Dakota Housing Development Authority:

41,000,000	AMT Homeownership, SPA-Landesbank Hessen-Thuringen, 0.650%,

	6/3/09 (a)(b)	41,000,000

	Homeownership Mortgage:

12,300,000	0.370%, 6/4/09 (a)(b)	12,300,000

1,590,000	SPA-Landesbank Hessen-Thuringen, 0.550%, 6/3/09 (a)	1,590,000

	Total South Dakota	54,890,000

Tennessee — 1.6%

100,000	Franklin, TN, Water & Sewer Revenue & Tax Bonds, GO, 4.000% due 11/1/09	101,379

9,600,000	Jackson, TN, Energy Authority Electric System Revenue, LOC-Fifth Third

	Bank, 2.050%, 6/5/09 (a)	9,600,000

3,596,000	Metropolitan Government Nashville & Davidson County, TN, Health &

	Educational Facilities Board Revenue, Old Hickory Towers, LOC-

	Wachovia Bank N.A., 0.520%, 6/3/09 (a)(b)(e)	3,596,000

	Montgomery County, TN, Public Building Authority:

3,455,000	Revenue, Tennessee County Loan Pool, LOC-Bank of America, 0.350%,

	6/4/09 (a)(e)	3,455,000

9,100,000	Pooled Financing, Tennessee County Loan Pool, LOC-Bank of America,

	0.260%, 6/1/09 (a)	9,100,000

See Notes to Schedule of Investments.

13

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Tennessee — 1.6% (continued)

$11,200,000	Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America N.A., 0.260%, 6/1/09 (a)	$11,200,000

4,250,000	Morristown, TN, Industrial Development Board Revenue, Industrial Automotive Products, LOC-Landesbank Baden, 3.000%, 6/3/09 (a)(b)	4,250,000

	Total Tennessee	41,302,379

Texas — 9.9%

1,125,000	Austin, TX, Utility System Revenue, Water & Wastewater System Revenue, FSA, SPA-Landesbank Baden-Wurttemberg, 1.900%, 6/4/09 (a)	1,125,000

13,200,000	Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue, Dallas Center for the Performing Arts Foundation Inc. Project, LOC-Bank of America N.A., 0.260%, 6/1/09 (a)	13,200,000

2,100,000	Grand Prairie, TX, HFA, MFH, Lincoln Property Co., 0.290%, 6/3/09 (a)	2,100,000

11,800,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase, 0.330%, 6/1/09 (a)	11,800,000

2,500,000	Gulf Coast Waste Disposal Authority, TX, PCR, Amoco Oil, 0.050%, 6/1/09 (a)	2,500,000

	Harris County, TX:

2,735,000	Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase, 0.250%, 6/1/09 (a)	2,735,000

	Health Facilities Development Corp. Revenue, Methodist Hospital, FSA:

35,700,000	0.250%, 6/1/09 (a)	35,700,000

4,700,000	0.250%, 6/1/09 (a)	4,700,000

	Health Facilities Development Corp., Hospital Revenue:

15,000,000	Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A., 0.280%, 6/1/09 (a)	15,000,000

13,100,000	Baylor College of Medicine, LOC-Compass Bank, 0.300%, 6/3/09 (a)	13,100,000

18,400,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit Local, 2.500%, 6/3/09 (a)	18,400,000

	Houston, TX:

	Airport Systems Revenue, TECP:

6,000,000	LOC-Dexia Credit Local, 1.400% due 6/4/09	6,000,000

6,000,000	LOC-Dexia Credit Local, 1.500% due 6/4/09	6,000,000

7,500,000	Higher Education Finance Corp. Revenue, William Marsh Rice University Project, 0.250%, 6/1/09 (a)	7,500,000

	Utility System Revenue:

6,500,000	LOC-Bank of America N.A., Bank of New York, Dexia Credit Local, State Street Bank & Trust Co., 0.550%, 6/4/09 (a)	6,500,000

35,700,000	Refunding, First Lien, LOC-Bank of America N.A., Bank of New York, Dexia Credit Local, State Street Bank & Trust Co., 0.600%, 6/4/09 (a)	35,700,000

5,000,000	Midway, TX, ISD, GO, School Building, SPA-Depfa Bank PLC, 3.125% due 8/1/09 (c)	5,009,270

10,800,000	North Texas Higher Education Authority, Student Loan, Revenue, LOC- Lloyds Bank PLC, 0.500%, 6/3/09 (a)(b)	10,800,000

	San Antonio, TX:

6,450,000	Empowerment Zone Development Corp., Drury Southwest Hotel Project, LOC-U.S. Bank, 0.500%, 6/4/09 (a)(b)	6,450,000

790,000	IDA, IDR, Tindall Corp. Project, LOC-Wachovia Bank N.A., 0.450%, 6/4/09 (a)(b)	790,000

5,000,000	Texas State, TRAN, 3.000% due 8/28/09	5,016,484

	Texas Technical University Revenue, TECP:

10,046,000	0.550% due 6/11/09	10,046,000

3,850,000	0.450% due 8/4/09	3,850,000

600,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A, SPA-JPMorgan Chase, 0.240%, 6/1/09 (a)	600,000

See Notes to Schedule of Investments.

14

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Texas — 9.9% (continued)

$3,615,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A., 0.400%, 6/4/09 (a)(b)	$3,615,000

15,000,000	University of Texas, Systems Revenue, TECP, 0.500% due 8/25/09	15,000,000

18,300,000	Weatherford, TX, ISD, PSFG, SPA-Depfa Bank PLC, 1.900% due 8/1/09 (c)	18,300,000

	Total Texas	261,536,754

Utah — 1.3%

11,600,000	Central Utah Water Conservancy District, GO, LIQ-Helaba, 0.450%, 6/3/09 (a)	11,600,000

500,000	Utah Housing Corp. Single Family Mortgage Revenue, SPA-FHLB, 0.450%, 6/3/09 (a)(b)	500,000

	Utah Water Finance Agency Revenue:

8,600,000	LIQ-JPMorgan Chase, 0.370%, 6/3/09 (a)	8,600,000

13,100,000	SPA-JPMorgan Chase, 0.370%, 6/3/09 (a)	13,100,000

	Total Utah	33,800,000

Vermont — 0.8%

21,400,000	Vermont Student Assistance Corp. Education Loan Revenue, SPA-Bank of New York, 0.600%, 6/4/09 (a)(b)	21,400,000

Virginia — 1.6%

7,880,000	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 0.490%, 6/4/09 (a)(b)	7,880,000

12,495,000	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, FSA, SPA- Wachovia Bank N.A., 0.280%, 6/1/09 (a)	12,495,000

	Virginia College Building Authority, VA:

1,170,000	Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank, 0.280%, 6/1/09 (a)	1,170,000

8,660,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust, 0.200%, 6/1/09 (a)	8,660,000

12,400,000	Virginia Commonwealth University, Health System Authority Revenue, AMBAC, LOC-Wachovia Bank N.A., 0.280%, 6/1/09 (a)	12,400,000

150,000	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Program, 5.000% due 11/1/09	152,696

	Total Virginia	42,757,696

Washington — 1.1%

4,000,000	Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC, 0.350%, 6/4/09 (a)	4,000,000

3,775,000	Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America, 0.300%, 6/4/09 (a)	3,775,000

2,200,000	Washington State HFC, MFH Revenue, The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A., 0.450%, 6/4/09 (a)(b)	2,200,000

11,100,000	Washington State Housing Finance Commission Non-Profit Revenue, Seattle Art Museum Project, LOC-Allied Irish Bank PLC, 0.550%, 6/3/09 (a)	11,100,000

7,000,000	Washington State, Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, LOC-Keybank N.A., 1.900%, 6/4/09 (a)	7,000,000

	Total Washington	28,075,000

West Virginia — 0.5%

4,050,000	Brooke County, WV, County Commission Commercial Development Revenue, Bethany College Project, LOC-PNC Bank N.A., 0.340%, 6/4/09 (a)	4,050,000

8,985,000	West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust, 0.220%, 6/4/09 (a)	8,985,000

	Total West Virginia	13,035,000

See Notes to Schedule of Investments.

15

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face

Amount	Security	Value

Wisconsin — 2.2%

$2,100,000	Appleton, WI, IDR, Great Northern Corp. Project, LOC-U.S. Bank N.A., 0.500%, 6/3/09 (a)(b)	$2,100,000

1,300,000	Campbell, WI, IDR, Skipperliner Industries Project, LOC-U.S. Bank N.A., 0.500%, 6/3/09 (a)(b)	1,300,000

7,000,000	Milwaukee, WI, Redevelopment Authority Revenue, Yankee Hill Apartments, LOC-Wells Fargo Bank N.A., 0.250%, 6/4/09 (a)	7,000,000

6,900,000	Oostburg, WI, IDR, Dutchland Plastics Corp. Project, LOC-Fifth Third Bank, 2.700%, 6/5/09 (a)(b)	6,900,000

8,430,000	Wisconsin Housing & EDA, Housing Revenue, FSA, SPA-FHLB, 1.200%, 6/3/09 (a)(b)	8,430,000

31,700,000	Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A., 0.250%, 6/1/09 (a)	31,700,000

	Total Wisconsin	57,430,000

Wyoming — 0.9%

24,000,000	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co., 0.450%, 6/3/09 (a)(b)	24,000,000

	TOTAL INVESTMENTS — 98.5% (Cost — $2,603,194,825#)	2,603,194,825

	Other Assets in Excess of Liabilities — 1.5%	40,208,270

	TOTAL NET ASSETS — 100.0%	$2,643,403,095

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(d)	Maturity date shown represents the mandatory tender date.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governor
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
CIL	- Corporation for Independent Living
COP	- Certificate of Participation
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FHA	- Federal Housing Administration
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance - Insured Bonds
GIC	- Guaranteed Investment Contract
GNMA	- Government National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed
HDC	- Housing Development Corporation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Commission
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
ISD	- Independent School District

See Notes to Schedule of Investments.

16

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MUD	- Municipal Utilities District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PSFG	- Permanent School Fund Guaranty
RDA	- Redevelopment Agency
Radian	- Radian Asset Assurance - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
TRAN	- Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

17

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Summary of Investments by Industry *

Hospitals	23.0%

Education	16.7

General obligation	9.2

Transportation	8.0

Housing: single family	6.7

Utilities	6.6

Water & sewer	5.7

Industrial development	5.6

Miscellaneous	5.2

Public facilities	3.3

Housing: multi-family	2.6

Power	2.3

Tax allocation	2.0

Finance	1.6

Pollution control	1.2

Life care systems	0.2

Solid waste	0.1

100.0%

*As a percentage of total investments. Please note that Fund holdings are as of May 31, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡

A-1	69.6%

VMIG1	18.0

AAA/Aaa	3.4

AA/Aa	1.9

SP-1	1.9

F-1	1.9

P-1	1.3

A	1.2

MIG1	0.5

NR	0.3

100.0%

† As a percentage of total investments.

‡ S&P primary rating; Moody’s secondary, then Fitch.

See pages 19 and 20 for definitions of ratings.

See Notes to Schedule of Investments.

18

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC,
CC and C

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC
and CC

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	May 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$2,603,194,825	-	$ 2,603,194,825	-

(b) Credit and Market Risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The Portfolio may not invest in derivative instruments.

3. Recent Accounting Pronouncements

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

***

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	July 24, 2009